ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of 51job, Inc. (the “Company”), which was incorporated in the Cayman Islands in March 2000, its subsidiaries and certain variable interest entity (“VIE”) subsidiaries.

The Company, its subsidiaries and VIE subsidiaries are hereinafter collectively referred to as the “Group.” The Group is an integrated human resource services provider in the People’s Republic of China (the “PRC” or “China”) and is principally engaged in recruitment related advertising services, including Internet recruitment services and the production of a city-specific publication of advertisement listings as newspaper inserts. The Group also provides other human resource related services, such as business process outsourcing, training, campus recruitment and executive search.